Pensions and other post-employment benefits - Funded status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (1,198)
Interest expense /(income)	37	€ 65	€ 9
Other			1
Net defined benefit liability (asset) at end of period	(461)	(1,198)
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	2,252
Net defined benefit liability (asset) at end of period	2,418	2,252
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(2,482)
Net defined benefit liability (asset) at end of period	(1,986)	(2,482)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(968)
Net defined benefit liability (asset) at end of period	(893)	(968)
Funded status
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(893)	(389)
Current service cost	(180)	(155)
Interest expense /(income)	(25)	(65)
Past service cost and gains on curtailments	3	(2)
Total	(202)	(222)
Return on plan assets, excluding amounts included in interest income	1,589	1,340
Gain/(loss) from change in demographic assumptions	136	81
(Loss)/gain from change in financial assumptions	(1,036)	(954)
Experience gain/(loss)	267	358
Total	956	825
Translation differences	8	(22)
Employer contribution	160	116
Benefit payments from plans	88	79
Acquisitions through business combinations		(1,241)
Other	(79)	(39)
Total	177	(1,107)
Net defined benefit liability (asset) at end of period	38	(893)	(389)
Funded status | United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	2,517	(1)
Current service cost	(75)	(63)
Interest expense /(income)	69	44
Past service cost and gains on curtailments	(39)	(13)
Settlements	1
Total	(44)	(32)
Return on plan assets, excluding amounts included in interest income	1,369	947
Gain/(loss) from change in demographic assumptions	141	79
(Loss)/gain from change in financial assumptions	(747)	(301)
Experience gain/(loss)	60	227
Total	823	952
Translation differences	(303)	94
Employer contribution	28	32
Acquisitions through business combinations		1,652
Section 420 Transfer	(160)	(172)
Other	10	(8)
Total	(425)	1,598
Net defined benefit liability (asset) at end of period	2,871	2,517	(1)
Funded status | United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(2,482)
Interest expense /(income)	(82)	(93)
Past service cost and gains on curtailments	(1)
Total	(83)	(93)
Return on plan assets, excluding amounts included in interest income	37	6
Gain/(loss) from change in demographic assumptions	33	15
(Loss)/gain from change in financial assumptions	(141)	(60)
Experience gain/(loss)	204	205
Total	133	166
Translation differences	299	(75)
Employer contribution	3	10
Acquisitions through business combinations		(2,644)
Section 420 Transfer	160	172
Other	(16)	(18)
Total	446	(2,555)
Net defined benefit liability (asset) at end of period	(1,986)	(2,482)
Funded status | Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(928)	(388)
Current service cost	(105)	(92)
Interest expense /(income)	(12)	(16)
Past service cost and gains on curtailments	43	11
Settlements	(1)
Total	(75)	(97)
Return on plan assets, excluding amounts included in interest income	183	387
Gain/(loss) from change in demographic assumptions	(38)	(13)
(Loss)/gain from change in financial assumptions	(148)	(593)
Experience gain/(loss)	3	(74)
Total		(293)
Translation differences	12	(41)
Employer contribution	129	74
Benefit payments from plans	88	79
Acquisitions through business combinations		(249)
Other	(73)	(13)
Total	156	(150)
Net defined benefit liability (asset) at end of period	€ (847)	€ (928)	€ (388)